Property, Plant and Equipment (Details) - Schedule of additions to property and equipment for cash flow presentation - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule Of Additions To Property And Equipment For Cash Flow Presentation Abstract
Additions	R$ 9,277	[1]	R$ 3,334	[2]	R$ 2,788
Leases	(3,810)		(901)		(1,241)
Capitalized borrowing costs	(774)		(38)		(12)
Financing of property, plant and equipment – Additions	(5,080)		(2,284)		(1,437)
Financing of property, plant and equipment – Payments	3,911		2,120		1,464
Total	R$ 3,524		R$ 2,231		R$ 1,562

[1]	In 2022, presents the capitalized borrowing costs, in amount of R$774, see note 12.5.
[2]	In 2021, presents the capitalized borrowing costs, in amount of R$38, see note 12.5.